RELATED PARTY TRANSACTIONS AND BALANCES (Details 2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Statement [Line Items]
Salaries and benefits	$ 243	$ 190	$ 742	$ 523
Office and miscellaneous	92	78	333	137
Oniva International Services Corp. [Member]
Statement [Line Items]
Salaries and benefits	172	143	550	461
Office and miscellaneous	91	43	273	208
Total cost	$ 263	$ 186	$ 823	$ 669